ICA File Number: 811-03070
Reporting Period: 07/01/2009 –6/30/2010
Hilliard-Lyons Government Fund, Inc.

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company file number: 811-03070

Hilliard-Lyons Government Fund, Inc.

(Exact Name of Registrant as specified in the charter)

500 West Jefferson Street, Louisville, Kentucky 40202

(Address of Principal Executive Offices)

Joseph C. Curry, Jr.	Carol Gehl
Hilliard-Lyons Government Fund, Inc.	Godfrey & Kahn, S.C.
P.O. Box 32760	780 N. Water St.
Louisville, KY 40232-2760	Milwaukee, WI 53202-3590

(Name and address of agents for service)

Registrant’s telephone number, including area code: 800-844-1854
Date of Fiscal Year End: August 31
Date of reporting period: July 1, 2009 through June 30, 2010

The Fund held no securities during the period covered by the report in which there was a securityholder vote. Accordingly, there is no proxy vote to report.

Signatures

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hilliard-Lyons Government Fund, Inc.

By: /s/ Joseph C. Curry
Joseph C. Curry, Jr.
President
Date: July 14, 2010